Operating Segment Information - Summary of Revenue by Product Lines (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue	€ 5,237	€ 4,743	€ 5,153
Packaging rolled products [member]
Disclosure of products and services [line items]
Revenue	2,146	2,003	2,205
Automotive rolled products [member]
Disclosure of products and services [line items]
Revenue	483	319	275
Specialty and other thin-rolled products [member]
Disclosure of products and services [line items]
Revenue	176	160	262
Aerospace rolled products [member]
Disclosure of products and services [line items]
Revenue	760	795	861
Transportation, Industry and other rolled products [member]
Disclosure of products and services [line items]
Revenue	541	484	487
Automotive extruded products [member]
Disclosure of products and services [line items]
Revenue	614	537	544
Other extruded products [member]
Disclosure of products and services [line items]
Revenue	504	456	490
Other [member]
Disclosure of products and services [line items]
Revenue	€ 13	€ (11)	€ 29